CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,333,673)	$ (3,074,150)	$ (3,901,232)	$ (1,746,495)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	43,984	72,041	81,283	178,762
Issuance of capital stock for services and expenses	348,881	411,306	547,838	394,825
Conversion of interest	64,233	68,043	68,043	0
Loss on conversion of preferred stock			0	675,695
Stock based compensation	7,337	32,661	37,848	46,398
Loss on termination of stock purchase agreement			0	505,000
Non cash loss on debt settlement			0	97,037
(Loss) on sale of assets	0	(1,234)	113,244	34,027
Loss on change - derivative liability	0	213,315	(145,282)	(2,559,558)
Reclassification of derivative liability			410,324	0
Amortization of debt discount	475,174	10,500	158,941	299,412
Conversion of accrued liabilites- related parties to convertible notes payable	491,802	0
Bad debt expense			136,217	0
Provision on loss on accounts receivable	0	135,774	5,000	0
Issuance of warrant for debt conversion	232,255	0
Issuance of common stock for conversion of liabilities	247,950	0
Non cash gain on accounts payable	(234,393)	0
Impairment of goodwill	0	983,645	983,645	0
Changes in operating assets and liabilities:
Accounts receivable	262,860	259,662	(20,582)	(189,106)
Prepaid expenses	17,788	(15,908)	(7,204)	7,291
Inventory	55,175	11,357	69,309	(77,394)
Other assets	(2,100)	0
Accounts payable - trade and accrued expenses	(459,954)	86,339	134,382	(406,394)
Deferred revenue	(59,692)	0	63,902	(5,833)
NET CASH (USED IN) OPERATING ACTIVITIES	(842,373)	(806,649)	(1,264,324)	(2,746,333)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in BioMedx, Inc., net	0	(260,000)	(260,000)	0
Repayment from investment in BioMedx, Inc., net			290,000	0
Proceeds from investment in BioMedx, Inc,	0	260,000
Investment in equipment	(25,319)	0
Capital expenditures			2,441	(23,437)
Proceeds from sale of equipment	0	1,234	1,434	6,585
NET CASH PROVIDED BY INVESTING ACTIVITIES:	(25,319)	1,234	33,875	(16,852)
CASH FLOWS FROM FINANCING ACTIVITIES:
(Repayments) proceeds from line of credit	(170,990)	(122,127)	30,321	5,647
Proceeds from sale of common and preferred stock, net			0	2,255,004
Proceeds from warrant exercises			0	519,162
Proceeds from convertible notes payable	530,000	330,000	690,000	1,174,500
Loss on termination of stock purchase agreement			0	(505,000)
Repayment of convertible notes	0	(125,000)	(125,000)	(580,085)
Proceeds from issuance of common/preferred stock, net of costs	1,710,000	557,089	550,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,069,010	639,962	1,145,321	2,869,228
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,201,318	(165,453)	(85,128)	106,043
CASH AND CASH EQUIVALENTS, beginning of period	103,181	188,309	188,309	82,266
CASH AND CASH EQUIVALENTS, end of period	1,304,499	22,856	103,181	188,309
Supplemental disclosures of cash flow information:
Interest paid	8,841	53,000	47,789	50,327
Taxes paid	0	0	0	0
Non-cash investing and financing activities:
Benificial conversion feature	348,096	0
Conversion of convertible debt	0	695,000	695,000	0
Benificial conversion feaature	0	559,130	559,130	0
Conversion of conertible debt to preferred shares	0	220,000	$ 220,000	$ 0
Related party accounts converted to notes	1,184,066	0
Acquisition of patents	$ 520,000	$ 0